Related Party Transactions (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended		1 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Jan. 31, 2012	Jul. 15, 2010 Verint System [Member]	May 25, 2007 Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 31, 2012 Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 31, 2011 Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 31, 2009 Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 31, 2010 Verint's Series A Convertible Perpetual Preferred Stock [Member]	May 31, 2007 Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 31, 2012 Verint's Series A Convertible Perpetual Preferred Stock [Member] Minimum [Member]	Jan. 31, 2012 Verint's Series A Convertible Perpetual Preferred Stock [Member] Maximum [Member]	Jan. 14, 2011 Verint's Series A Convertible Perpetual Preferred Stock [Member] Verint System [Member]	Apr. 30, 2009 Ulticom Shareholders [Member]	Apr. 21, 2009 Ulticom Shareholders [Member]	Dec. 31, 2010 Ulticom Minority Shareholders [Member]	Apr. 30, 2009 Ulticom Minority Shareholders [Member]	Apr. 30, 2009 Ulticom Holders of Deferred Stock Units [Member]	Jan. 31, 2008 Prior Facility [Member] Verint's Series A Convertible Perpetual Preferred Stock [Member]	Jan. 14, 2011 Parent Company [Member] Verint System [Member]	Jan. 31, 2012 Parent Company [Member] Verint System [Member]	Jan. 31, 2011 Parent Company [Member] Verint System [Member]	May 25, 2007 Parent Company [Member] Verint's Series A Convertible Perpetual Preferred Stock [Member]	Dec. 31, 2010 Parent Company [Member] Ulticom Shareholders [Member]	Apr. 30, 2009 Parent Company [Member] Ulticom Shareholders [Member]
Related Party Transaction [Line Items]
Aggregate number of shares purchased for cash																					293,000
Aggregate purchase price of preferred stock																					$ 293,000,000
Par value of purchased preferred stock			$ 1,000
Liquidation price per share of purchased preferred stock			$ 1,000
Liquidation preference of the preferred stock				352,000,000
Preferred stock redemption percentage				100.00%
Additional board of directors of subsidiary				2
Additional board of directors of subsidiary elected by parent				2
Reduction in board of directors of subsidiary				2
Conversion of preferred stock into common shares									0	3.7
Preferred stock dividend rate			4.25%			3.875%
Preferred stock dividend payment using volume weighted-average percentage of price of common stock				95.00%
Basis points spread for term loan																	0.50%
Consecutive trading days for common stock valuation	5 days
Preferred stock dividends declared or paid				$ 0
Preferred stock cumulative, undeclared dividends				59,000,000
Initial conversion rate for each share of preferred stock to common stock								30.6185
Initial convertible preferred stock conversion price				$ 32.66
Preferred stock potentially convertible to common stock				10,800,000	10,400,000
Preferred stock conversion price specified percentage				135.00%
Demands to require subsidiary to register preferred stock for resale				2
Right to demand registration statement				1
Shares of common stock in secondary public offerring											2,300,000							2,300,000
Shares of common stock in agreement to be registered in a registration statement		2,800,000
Aggregate proceeds net of underwriting discounts and commissions																		76,500,000
Adjustments to additional paid-in capital related to completion of offerring																				52,200,000
Adjustments to noncontrolling interest related to completion of offerring																				4,500,000
Adjustments to accumulated other comprehensive income related to completion of offerring																			2,600,000
Aggregate amount of special cash dividend												199,600,000		21,700,000	64,300,000							64,100,000	199,600,000
Dividends payable to shareholders					$ 0		$ 0									$ 200,000
Outstanding options to purchase shares of common stock													2,982,104
Special cash dividend per share												$ 4.58